Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounting Policies [Abstract]
Schedule of estimated effect of a 1% change in the euro against the corresponding currency
The estimated effect on the consolidated equity attributable to Grupo Santander and on consolidated profit and loss account of a 1% appreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2025	2024	2023	2025	2024	2023
US dollar	(135.0)	(168.4)	(136.9)	(2.5)	(3.9)	(3.4)
Chilean peso	(8.8)	(15.3)	(35.3)	(4.3)	(2.1)	(2.3)
Pound sterling	(88.1)	(96.5)	(79.1)	(7.6)	(4.4)	(3.1)
Mexican peso	(32.5)	(33.9)	(36.4)	(0.5)	(0.5)	(0.1)
Brazilian real	(141.2)	(144.1)	(175.7)	(0.8)	(4.3)	(6.5)
Polish zloty	(12.8)	(25.1)	(48.8)	—	(0.4)	—
Argentine peso	(21.3)	(18.3)	(7.5)	(3.7)	(6.6)	(4.2)
Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit and loss account of a 1% depreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2025	2024	2023	2025	2024	2023
US dollar	137.8	171.8	139.7	2.5	4.0	3.4
Chilean peso	9.0	15.6	36.0	4.4	2.2	2.3
Pound sterling	89.9	98.4	80.7	7.7	4.5	3.1
Mexican peso	33.1	34.6	37.1	0.5	0.5	0.1
Brazilian real	144.0	147.0	179.3	0.9	4.3	6.6
Polish zloty	13.0	25.6	49.8	—	0.4	—
Argentine peso	21.7	18.7	7.7	3.8	6.7	4.2

Summary of criteria used to determine if a financial instrument has increased credit risk
In order to determine whether a financial instrument has increased its credit risk since initial recognition and is to be classified in stage 2, the Group considers the following criteria:

Quantitative criteria	Changes in the risk of a default occurring through the expected life of the financial instrument are analysed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all units.

Within the quantitative thresholds, two types are considered: A relative threshold is those that compare current credit quality with credit quality at the time of origination in percentage terms of change. In addition, an absolute threshold compares both references in total terms, calculating the difference between the two. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The use of one type of threshold or another (or both) is determined in accordance with the process described in note 54, below, and is marked by the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.
Qualitative criteria
In addition to the quantitative criteria indicated, various indicators are used that are aligned with those used by the Group in the normal management of credit risk. Irregular positions of more than 30 days and renewals are common criteria in all Group units. In addition, each unit can define other qualitative indicators, for each of its portfolios, according to the particularities and normal management practices in line with the policies currently in force (i.e. use of management alerts, etc.).
The use of these qualitative criteria is complemented with the use of an expert judgement, under the corresponding governance.

Schedule of depreciation rates of tangible assets
The annual tangible asset depreciation charge is recognised in the consolidated income statement and are essentially equivalent to the following amortization percentages (determined based on the years of estimated useful life, on average, of the different elements):

Average annual rate
Buildings for own use	2.4%
Furniture	9.5%
Fixtures	9.5%
Office and IT equipment	23.6%
Lease use rights	Less than the lease term or the useful life of the underlying asset